UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund (Formerly BlackRock Money Market Portfolio)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2021

Date of reporting period: 09/30/2020

Item 1 – Report to Stockholders
September 30, 2020
Not FDIC Insured - May Lose Value - No Bank Guarantee
2020 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call
(800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC,
BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Dear Shareholder,
The 12-month reporting period as of September 30, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point during the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which gained only marginally during the reporting period. International equities from developed economies were nearly flat, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low.
In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
The Fed reduced short-term interest rates in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted an additional two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.
Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring European stocks, which are poised for cyclical upside as re-openings continue.
In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2020
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
31.31% 15.15%
U.S. small cap equities
(Russell 2000
®
Index)
31.60 0.39
International equities
(MSCI Europe, Australasia,
Far East Index)
20.39 0.49
Emerging market equities
(MSCI Emerging Markets
Index)
29.37 10.54
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 1.10
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.71 10.74
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
3.53 6.98
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
3.78 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
15.18 3.20
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended September 30, 2020
2020
BlackRock Semi-Annual Report to Shareholders

During the six-period ended September 30, 2020, the Federal Open Market Committee (the “FOMC” or, the “Committee”) left the range for the Federal Funds target rate unchanged at 0.00% -0.25%, noting at the FOMC’s September 16, 2020 meeting that the ongoing public health crisis “poses considerable risks to the economic outlook over the medium term.”
This statement following the Committee meeting reflected the updates previously announced on August 27, 2020 to the Committee’s Statement on Longer-Run Goals and
Monetary Policy. In particular, the FOMC noted that it “expects it will be appropriate to maintain this target range until labor market conditions have reached levels consistent with the Committee's assessments of maximum employment and inflation has risen to two percent and is on track to moderately exceed two percent for some time.”
The Committee also acknowledged that “over coming months the Federal Reserve will increase its holdings of Treasury securities and agency mortgage-backed securities at least at the current pace to sustain smooth market functioning and help foster accommodative financial conditions, thereby supporting the flow of credit to households and businesses.” The so-called “dot plot” reflected no change in the FOMC’s median interest rate forecast through 2023.
Yields on three-month Treasury bills (“T-bills”) ended the third quarter of 2020 below 0.10%, down about 0.04% - 0.05% compared to early in the period. Net new T-bill supply contracted about $51 billion during the third quarter. We believe both the timing and amount of T-bill issuance through the balance of the year will likely remain largely contingent on whether consensus can be reached in Washington D.C. to pass any additional fiscal stimulus measures at the Federal level. In any case, we expect net new
T-bill supply in the fourth quarter of 2020 to be tempered relative to earlier in the year given an elevated Treasury General Account balance at the Fed of approximately $1.8 trillion as of September 30, and an expected bias in Treasury issuance toward longer-dated coupons.
Credit spreads generally tightened during the third quarter with the three-month London Interbank Offered Rate overnight indexed swap spread —a gauge of stress in the financial system— contracting from 0.24% at June 30, 2020 to 0.16% by late September. In the last year, the previous low point for this spread was 0.12%.
Our strategic allocations in September were broadly consistent with the positioning for the majority of the summer months. In setting strategy, we maintained a bias toward higher-quality issuers of commercial paper and U.S. dollar-denominated certificates of deposit when adding investments in three-to six-month tenors.
When analyzing overall risk markets in September, we noticed significantly elevated levels of volatility priced in the equity options markets. At the same time, we believe that short-term credit valuations are quite expensive. As a result, we believe it is prudent at the moment to build slightly elevated liquidity buffers to prime funds to mitigate against potential volatility associated with the upcoming U.S. presidential election, and U.S.-China trade disputes amongst other such risks. As such, we have increased our exposure to Treasuries and securities that mature within six months. We still seek selective opportunities to help preserve yield further out the curve with fixed and floating rate securities that we believe represent convincing relative value.
With the Fed continuing its pledge support to markets, front-end credit markets have remained calm. We continue to monitor credit ratings activity and are cautious of the uncertainty that lies ahead when setting strategy. As a result, we continue to be conservative in sectors that are subject to heightened risk of downgrade. Our focus on liquidity means we have maintained elevated levels of liquidity relative to historical positioning.
With respect to BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”), our outlook for leaders in the environmental pillar of the environmental, social and governance (“ESG”) space shows signs of being well positioned to weather the economic shifts taking place. We continue to believe that incorporating ESG risks into our fundamental credit assessment may result in better risk-adjusted returns.
Although credit markets have remained calm, we continue to keep an eye on ratings activity and maintain a conservative strategy due to the uncertainty ahead. As a result, we have remained cautious in sectors that are subject to heightened risk of downgrade and continue to seek to position the Fund conservatively.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of September 30, 2020

Fund Information
BlackRock Wealth Liquid Environmentally Aware Fund
Investment Objective
BlackRock Wealth Liquid Environmentally Aware Fund’s (the "Fund") investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
On February 11, 2020, the Board of Trustees (the "Board") of BlackRock Funds
SM
(the "Trust") approved a proposal to change the name of the Fund to BlackRock Wealth
Liquid Environmentally Aware Fund. The Board also approved certain changes to the investment objective and investment strategies of the Fund. These changes became effective on May 11, 2020.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2020 and held through September 30, 2020 ) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.09% 0.09%
Premier ................................ 0.10 0.10
Service ................................ 0.06 0.06
Investor A ............................... 0.06 0.06
Investor C ............................... 0.04 0.04
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the
7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 46%
Repurchase Agreements ............................... 17
Certificates of Deposit ................................. 17
U.S. Treasury Obligations .............................. 8
Time Deposits ...................................... 7
Municipal Bonds .................................... 4
U.S. Government Sponsored Agency Obligations .............. 1
Liabilities in Excess of Other Assets ....................... —
(a)
(a)
Represents less than 1% of the Fund's net assets.
Actual Hypothetical
(a)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(04/01/20)
Ending
Account Value
(09/30/20)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,001.90 $ 1.00 $ 1,000.00 $ 1,024.07 $ 1.01 0.20%
Premier .................................. 1,000.00 1,001.90 1.00 1,000.00 1,024.07 1.01 0.20
Service .................................. 1,000.00 1,000.80 1.66 1,000.00 1,023.41 1.67 0.33
Investor A ................................ 1,000.00 1,000.80 2.06 1,000.00 1,023.01 2.08 0.41
Investor C ................................ 1,000.00 1,000.70 2.16 1,000.00 1,022.91 2.18 0.43
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Pa r (000) Value
Certificates of Deposit — 16.8%
Domestic — 1.2%
Bank of America NA, (LIBOR USD 3 Month +
0.05%), 0.27%, 10/01/21
(a)
........... USD 3,750 $ 3,750,000
Citibank NA, 0.27%, 06/14/21 ........... 30,000 30,000,000
33,750,000
Euro — 1.3%
(b)
Credit Industriel et Commercial SA:
0.65%, 11/13/20 .................. 10,000 9,991,722
1.90%, 01/08/21 .................. 5,000 4,973,906
1.72%, 02/12/21 .................. 10,000 9,935,997
Mitsubishi UFJ Trust & Banking Corp.,
0.38%, 10/02/20 .................. 13,000 12,999,865
37,901,490
Yankee — 14.3%
(c)
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.12%),
0.34%, 06/24/21 ................ 20,000 20,000,000
(LIBOR USD 3 Month + 0.04%),
0.32%, 09/17/21 ................ 20,000 20,000,000
(LIBOR USD 3 Month + 0.04%),
0.29%, 10/06/21 ................ 30,000 30,000,000
Bank of Nova Scotia, Houston
(a)
:
(US Federal Funds Effective Rate
(continuous series) + 0.45%),
0.54%, 10/23/20 ................ 7,000 7,000,000
(LIBOR USD 3 Month + 0.10%),
0.34%, 02/08/21 ................ 8,000 8,000,000
Canadian Imperial Bank of Commerce, New
York:
0.60%, 05/04/21 .................. 15,000 15,000,000
(LIBOR USD 3 Month + 0.14%),
0.40%, 07/23/21
(a)
............... 15,000 15,000,000
(LIBOR USD 3 Month + 0.16%),
0.41%, 08/06/21
(a)
............... 9,000 9,000,000
(LIBOR USD 3 Month + 0.05%),
0.30%, 09/13/21
(a)
............... 13,000 13,000,000
(LIBOR USD 3 Month + 0.04%),
0.29%, 10/04/21
(a)
............... 30,000 30,000,000
Cooperatieve Rabobank UA, New York, (LIBOR
USD 3 Month + 0.15%), 0.45%, 10/05/20
(a)
8,000 8,000,000
Mizuho Bank Ltd., New York, (LIBOR USD 3
Month + 0.10%), 0.40%, 10/01/20
(a)
..... 10,000 10,000,000
Nordea Bank Abp , New York:
1.71%, 01/28/21 .................. 13,000 13,000,000
(LIBOR USD 3 Month + 0.32%),
0.57%, 05/05/21
(a)
............... 6,420 6,423,429
(LIBOR USD 3 Month + 0.10%),
0.34%, 06/09/21
(a)
............... 15,000 14,998,033
Royal Bank of Canada, New York:
1.30%, 01/07/21 .................. 15,000 15,000,000
(LIBOR USD 3 Month + 0.45%),
0.71%, 04/23/21
(a)
............... 10,000 10,000,000
0.65%, 05/03/21 .................. 15,000 15,000,000
0.43%, 07/26/21 .................. 12,000 12,000,000
Skandinaviska Enskilda Banken AB, New
York
(a)
:
(LIBOR USD 3 Month + 0.15%),
0.45%, 10/02/20 ................ 7,750 7,750,000
(LIBOR USD 3 Month + 0.11%),
0.41%, 01/04/21 ................ 6,000 6,000,000
Sumitomo Mitsui Banking Corp., New
York, (LIBOR USD 3 Month + 0.06%),
0.33%, 02/19/21
(a)
................. 10,000 10,000,000
Security Par (000) Value
Yankee (continued)
Sumitomo Mitsui Trust Bank Ltd., New
York, (LIBOR USD 3 Month + 0.11%),
0.33%, 12/23/20
(a)
................. USD 19,000 $ 19,000,000
Svenska Handelsbanken AB, New York
(a)
:
(LIBOR USD 3 Month + 0.15%),
0.45%, 10/02/20 ................ 8,250 8,250,000
(LIBOR USD 1 Month + 0.25%),
0.40%, 01/04/21 ................ 12,000 12,000,000
(LIBOR USD 3 Month + 0.11%),
0.35%, 06/16/21 ................ 11,000 11,000,000
Toronto-Dominion Bank, New York:
0.50%, 05/13/21 .................. 15,000 15,000,000
(LIBOR USD 3 Month + 0.14%),
0.48%, 07/19/21
(a)
............... 10,000 10,000,000
0.43%, 07/28/21 .................. 12,000 12,000,000
0.40%, 08/16/21 .................. 12,000 12,000,000
UBS AG, Stamford, 1.38%, 04/16/21 ....... 15,000 15,000,000
Westpac Banking Corp., New York
(a)
:
(US Federal Funds Effective Rate
(continuous series) + 0.40%),
0.49%, 11/02/20 ................ 5,000 5,000,000
(LIBOR USD 3 Month + 0.15%),
0.39%, 12/09/20 ................ 8,000 8,000,000
422,421,462
Total Certificates of Deposit — 16.8%
(Cost: $494,072,952) .............................. 494,072,952
Commercial Paper — 46.6%
Alpine Securitization Ltd.
(d)
:
0.35%, 11/04/20 .................. 40,000 40,000,000
0.36%, 11/04/20 .................. 15,000 15,000,000
0.21%, 11/04/20 .................. 35,000 35,000,000
Atlantic Asset Securitization LLC, (LIBOR USD
1 Month + 0.05%), 0.19%, 11/01/20
(a)
.... 6,500 6,500,000
Bank of Nova Scotia (The)
(a)
:
(LIBOR USD 3 Month + 0.09%), 0.37%,
02/16/21 ..................... 9,000 9,000,000
(LIBOR USD 3 Month + 0.03%), 0.28%,
08/10/21 ..................... 14,000 14,000,284
Barton Capital LLC
(b)
:
0.12%, 10/01/20 .................. 65,000 65,000,000
0.12%, 10/02/20 .................. 47,000 46,999,848
0.12%, 10/07/20 .................. 5,000 4,999,900
Bayerische Landesbank :
0.11%, 10/01/20
(b)
................. 79,000 78,999,837
BNG Bank NV, 0.16%, 11/30/20
(b)
......... 17,000 16,957,500
BPCE SA
(b)
:
0.14%, 12/01/20 .................. 25,500 25,478,828
0.14%, 12/08/20 .................. 33,000 32,968,834
0.21%, 05/13/21 .................. 10,000 9,981,333
CAFCO LLC, 0.09%, 10/07/20
(b)
.......... 20,000 19,999,267
Canada, 0.08%, 11/03/20
(b)
............. 30,000 29,991,475
Canadian Imperial Bank of Commerce, 0.12%,
10/13/20
(b)
...................... 35,000 34,985,525
Chariot Funding LLC, 0.15%, 02/01/21
(b)
.... 10,000 9,991,458
Citigroup Global Markets, Inc., 0.23%,
06/04/21
(b)
...................... 30,000 29,946,700
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.09%), 0.35%, 05/28/21
(a)
.... 35,000 35,000,000
CPPIB Capital, Inc., (SOFR + 0.32%), 0.39%,
12/10/20
(a)(d)
..................... 6,500 6,500,000
DNB Bank ASA, (LIBOR USD 3 Month +
0.10%), 0.33%, 06/25/21
(a)
........... 20,000 20,000,000
Fairway Finance Co. LLC
(b)
:
0.19%, 12/02/20 .................. 14,510 14,502,253

BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Commercial Paper (continued)
0.21%, 01/22/21 .................. USD 10,000 $ 9,991,211
Gotham Funding Corp., 0.12%, 10/01/20
(b)
... 45,000 45,000,000
HSBC Bank plc
(a)
:
(LIBOR USD 3 Month + 0.19%), 0.44%,
12/01/20 ..................... 4,000 4,000,000
(LIBOR USD 3 Month + 0.14%), 0.39%,
08/31/21 ..................... 17,000 17,000,000
Hydro-Quebec, 0.09%, 11/02/20
(b)
......... 15,000 14,995,333
ING US Funding LLC
(a)
:
(LIBOR USD 3 Month + 0.20%), 0.48%,
10/07/20 ..................... 6,000 6,000,000
(LIBOR USD 3 Month + 0.20%), 0.47%,
10/19/20 ..................... 8,000 8,000,000
Landesbank Baden-Wuerttemberg
(b)
:
0.15%, 10/01/20 .................. 71,000 71,000,000
0.14%, 10/06/20 .................. 53,000 52,999,190
MetLife Short Term Funding LLC, 0.11%,
10/09/20
(b)
...................... 26,000 25,991,911
Mitsubishi UFJ Trust & Banking Corp., 0.23%,
02/22/21
(b)
...................... 16,000 15,980,160
National Australia Bank Ltd.:
0.09%, 10/01/20
(b)
................. 17,000 17,000,000
(LIBOR USD 3 Month + 0.12%), 0.36%,
12/09/20
(a)
.................... 12,000 12,000,000
(LIBOR USD 1 Month + 0.11%), 0.26%,
04/29/21
(a)
.................... 10,000 10,001,257
(LIBOR USD 3 Month + 0.12%), 0.40%,
07/08/21
(a)
.................... 5,000 5,000,000
Nieuw Amsterdam Receivables Corp., 0.08%,
10/01/20
(b)
...................... 82,504 82,504,000
NRW Bank
(b)
:
0.07%, 10/01/20 .................. 25,000 25,000,000
0.07%, 10/05/20 .................. 20,000 19,999,800
Old Line Funding LLC
(b)
:
0.13%, 10/20/20 .................. 19,000 18,995,588
0.15%, 01/04/21 .................. 10,650 10,641,287
Pfizer, Inc., 0.07%, 10/06/20
(b)
........... 30,000 29,998,750
Province of British Columbia Canada, 0.16%,
02/01/21
(b)
...................... 25,000 24,971,813
PSP Capital, Inc., 0.14%, 03/05/21
(b)(d)
...... 9,000 8,984,112
Societe Generale SA, (LIBOR USD 3 Month +
0.10%), 0.33%, 03/19/21
(a)
........... 8,000 8,000,000
Starbird Funding Corp.
(b)
:
0.12%, 10/01/20 .................. 10,000 10,000,000
0.17%, 11/09/20 .................. 11,000 10,996,783
Svenska Handelsbanken AB, (LIBOR USD 3
Month + 0.02%), 0.27%, 09/02/21
(a)
..... 20,000 19,999,058
Swedbank AB, 0.10%, 10/19/20
(b)
......... 11,000 10,998,185
Toronto-Dominion Bank (The)
(b)
:
0.09%, 10/01/20 .................. 40,000 40,000,000
0.09%, 10/06/20 .................. 35,000 34,999,465
UBS AG:
0.26%, 01/25/21
(b)
................. 6,900 6,860,425
(LIBOR USD 3 Month + 0.08%), 0.35%,
01/28/21
(a)
.................... 9,500 9,500,000
(LIBOR USD 3 Month + 0.17%), 0.44%,
07/09/21
(a)
.................... 25,000 25,000,000
Westpac Banking Corp.
(a)
:
(LIBOR USD 3 Month + 0.15%), 0.40%,
11/25/20 ..................... 10,000 10,000,000
(LIBOR USD 3 Month + 0.09%), 0.35%,
05/28/21 ..................... 20,000 20,000,000
(LIBOR USD 3 Month + 0.12%), 0.39%,
07/02/21 ..................... 20,000 20,000,000
Security Par (000) Value
Commercial Paper (continued)
Westpac Securities NZ Ltd., (LIBOR USD 3
Month + 0.07%), 0.33%, 01/22/21
(a)
..... USD 9,000 $ 9,000,000
Total Commercial Paper — 46.6%
(Cost: $1,373,211,370) ............................ 1,373,211,370
Municipal Bonds — 4.4%
Arizona — 1.8%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9031, RB,VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/04/20 .................. 13,630 13,630,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9037, RB,VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/04/20 .................. 25,000 25,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9045, RB,VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/04/20 .................. 15,000 15,000,000
53,630,000
California — 1.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States , Series 2020-MIZ9014, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.55%, 11/04/20 .................. 22,455 22,455,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9017, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/04/20 .................. 3,715 3,715,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9048, RB,VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/04/20 .................. 9,345 9,345,000
35,515,000
Ohio — 0.2%
Hamilton Ohio County Authority, Tender Option
Bond Trust Receipts/Certificates Variable
States, Series 2020-TPG017, VRDN (Bank
of America NA LIQ), 0.48%, 10/07/20
(d)(e)(f)
. 6,330 6,330,000
Other — 0.2%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9043, RB,VRDN
(Mizuho Bank Ltd. LOC), 0.33%, 10/07/20
(d)
(e) (f )
........................... 4,985 4,985,000
Rhode Island — 1.0%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States , Series 2020-MIZ9023, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.55%, 11/04/20
(d)(e) (f )
............... 31,055 31,055,000
Total Municipal Bonds — 4.4%
(Cost: $131,515,000) .............................. 131,515,000

2020
BlackRock Semi-Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Pa r (000) Value
Time Deposits — 6.7%
Credit Agricole Corporate and Investment Bank
SA, 0.08%, 10/01/20 ............... USD 23,568 $ 23,568,000
Skandinaviska Enskilda Banken AB,
0.08%, 10/01/20 .................. 103,000 103,000,000
Svenska Handelsbanken AB, 0.07%, 10/01/20 70,000 70,000,000
Total Time Deposits — 6.7%
(Cost: $196,568,000) .............................. 196,568,000
U.S. Government Sponsored Agency Obligations — 0.7%
United States International Development
Finance Corp. Variable Rate Notes:
(3 Month Treasury Bill Rate + 0.00%),
0.13%, 10/07/20
(a)
............... 19,575 19,575,000
Total U.S. Government Sponsored Agency Obligations — 0.7%
(Cost: $19,575,000) ............................... 19,575,000
U.S. Treasury Obligations — 7.9%
U.S. Treasury Bills
(b)
:
0.06%, 10/06/20 .................. 40,000 39,999,278
Security Par (000) Value
U.S. Treasury Obligations (continued)
0.08%, 11/10/20 .................. USD 37,000 $ 36,992,806
0.10%, 11/27/20 .................. 35,000 34,991,272
0.08%, 01/12/21 .................. 20,000 19,994,535
0.10%, 01/28/21 .................. 44,031 44,017,521
0.10%, 03/02/21 .................. 20,000 19,991,387
0.11%, 03/25/21 .................. 30,000 29,973,531
U.S. Treasury Notes, (US Treasury 3 Month
Bill Money Market Yield + 0.22%),
0.32%, 07/31/21
(a)
................. 7,000 6,998,928
Total U.S. Treasury Obligations — 7.9%
(Cost: $232,959,258) .............................. 232,959,258
Total Repurchase Agreements — 17.1%
(Cost: $504,000,000) .............................. 504,000,000
Total Investments — 100.2%
(Cost: $2,951,901,580 )
(g)
........................... 2,951,901,580
Liabilities in Excess of Other Assets — (0.2)% ............. (4,830,726)
Net Assets — 100.0% ............................... $ 2,947,070,854
(a)
Variable rate security. Rate shown is the rate in effect as of period end.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. .... 0.08% 09/30/20 10/01/20 $ 10,000 $ 10,000 $ 10,000,022
U.S. Government
Sponsored Agency
Obligations, 2.50% to
4.00%, due 08/15/48 to
08/15/50 .......... $ 9,722,024 $ 10,200,001
0.08 09/30/20 10/01/20 260,000 260,000 260,000,578
U.S. Government
Sponsored Agency
Obligations, 1.98% to
5.50%, due 11/01/28 to
10/01/50 .......... 457,351,746 267,800,000
$ – $ –
Total Bank of America Securities, Inc. .............................. $ 270,000 $ 278,000,001
$ – $ –
JP Morgan Securities
LLC ............ 0.06 09/30/20 10/01/20 8,000 8,000 8,000,014
U.S. Treasury Obligation,
2.00%, due 08/31/21 . 8,010,000 8,160,063
0.08 09/30/20 10/01/20 204,000 204,000 204,000,453
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.00%, due 06/20/29 to
05/15/61 .......... 214,103,776 208,080,000
$ – $ –
Total JP Morgan Securities LLC .................................. $ 212,000 $ 216,240,063
$ – $ –
Mizuho Securities USA
LLC ............ 0.08 09/30/20 10/01/20 22,000 22,000 22,000,049
U.S. Treasury Obligation,
0.50%, due 04/15/24 . 20,524,200 22,440,107
$ – $ –
$ 504,000 $ 516,680,171
$ – $ –

BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
September 30, 2020
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 2,951,901,580 $ — $ 2,951,901,580

Statement of Assets and Liabilities
(unaudited)
September 30, 2020
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
ASSETS
Investments at value — unaffiliated (cost — $2,447,901,580) ............................................................................ $ 2,447,901,580
Cash ................................................................................................................. 39,962,365
Repurchase agreements at value (cost — $504,000,000) .............................................................................. 504,000,000
Receivables: –
Capital shares sold ....................................................................................................... 13,775,513
Interest — unaffiliated ..................................................................................................... 868,257
From the Manager ....................................................................................................... 7,685
Prepaid expenses ......................................................................................................... 440,415
Total assets .............................................................................................................
3,006,955,815
LIABILITIES
Payables: –
Investments purchased .................................................................................................... 44,017,522
Administration fees ....................................................................................................... 129,355
Capital shares redeemed ................................................................................................... 15,255,113
Income dividend distributions ................................................................................................ 33,878
Investment advisory fees .................................................................................................. 287,241
Trustees' and Officer's fees ................................................................................................. 2,578
Other affiliate fees ....................................................................................................... 15,073
Other accrued expenses ................................................................................................... 144,201
Total liabilities ............................................................................................................
59,884,961
NET ASSETS ............................................................................................................
$ 2,947,070,854
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 2,946,753,102
Accumulated earnings ...................................................................................................... 317,752
NET ASSETS ............................................................................................................
$ 2,947,070,854
NET ASSET VALUE
Institutional — Based on net assets of $659,552,142 and 659,503,189 shares outstanding, unlimited number of shares authorized, par value $0.001 per share .........
$ 1.00
Premier — Based on net assets of $36,747 and 36,744 shares outstanding, unlimited number of shares authorized, par value $0.001 per share ....................
$ 1.00
Service — Based on net assets of $36,815,102 and 36,812,370 shares outstanding, unlimited number of shares authorized, par value $0.001 per share ..............
$ 1.00
Investor A — Based on net assets of $2,227,099,210 and 2,226,933,797 shares outstanding, unlimited number of shares authorized, par value $0.001 per share ........
$ 1.00
Investor C — Based on net assets of $23,567,653 and 23,565,911 shares outstanding, unlimited number of shares authorized, par value $0.001 per share ............
$ 1.00

Statement of Operations
(unaudited)

Six Months Ended September 30, 2020

Financial Statements
See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated .................................................................................................... $ 9,120,807
Total investment income .....................................................................................................
9,120,807
EXPENSES
Investment advisory ...................................................................................................... 6,433,242
Service and distribution — class specific ........................................................................................ 3,444,384
Administration ......................................................................................................... 599,790
Registration ........................................................................................................... 329,219
Administration — class specific .............................................................................................. 317,706
Transfer agent — class specific .............................................................................................. 247,248
Professional ........................................................................................................... 53,806
Accounting services ...................................................................................................... 38,393
Offering .............................................................................................................. 30,588
Custodian ............................................................................................................. 28,352
Printing and postage ..................................................................................................... 19,549
Trustees and Officer ...................................................................................................... 14,470
Miscellaneous .......................................................................................................... 22,452
Total expenses ...........................................................................................................
11,579,199
Less: –
Administration fees waived — class specific ...................................................................................... (97,428)
Fees waived and/or reimbursed by the Manager ................................................................................... (4,392,974)
Service and distribution fees waived and/or reimbursed — class specific ................................................................... (989,634)
Transfer agent fees waived and/or reimbursed — class specific ......................................................................... (52,933)
Total expenses after fees waived and/or reimbursed ..................................................................................
6,046,230
Net investment income ......................................................................................................
3,074,577
REALIZED GAIN $ 217,027
Net realized gain from investments ............................................................................................ 217,027
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 3,291,604

Statements of Changes in Net Assets

2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Six Months Ended
09/30/20
(unaudited)
Year Ended
03/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,074,577 $ 23,584,407
Net realized gain .................................................................................. 217,027 568
Net increase in net assets resulting from operations .............................................................
3,291,604 23,584,975
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (814,051) (7,657,012)
Premier ....................................................................................... (68) (448)
Service ....................................................................................... (8,307) (69,830)
Investor A ..................................................................................... (2,233,303) (15,741,317)
Investor C ..................................................................................... (18,848) (114,872)
Decrease in net assets resulting from distributions to shareholders ...................................................
(3,074,577) (23,583,479)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(74,231,922) 2,179,069,573
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (74,014,895) 2,179,071,069
Beginning of period .................................................................................. 3,021,085,749 842,014,680
End of period ......................................................................................
$ 2,947,070,854 $ 3,021,085,749
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Six Months Ended
09/30/20
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1. 00 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0019 0.0195 0.0213 0.0118 0.0061 0.0013
Net realized gain ............................
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0004 0.0002 0.0001
Net increase from investment operations ..............
0.0019 0.0195 0.0213 0.0122 0.0063 0.0014
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0019) (0.0195) (0.0213) (0.0122) (0.0061) (0.0013)
From net realized gain .........................
— (0.0000)
(c)
(0.0000)
(c)
— (0.0002) (0.0001)
Total distributions .............................
(0.0019) (0.0195) (0.0213) (0.0122) (0.0063) (0.0014)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.19% 1.97% 2.15% — — —
Based on net asset value ........................
0.19%
(e)
1.97% 2.15% 1.23% 0.63% 0.13%
Ratios to Average Net Assets
Total expenses ...............................
0.51%
(f)
0.56% 0.60% 0.56% 0.56% 0.56%
Total expenses after fees waived and/or reimbursed ......
0.20%
(f)
0.20% 0.20% 0.20% 0.20% 0.24%
Net investment income .........................
0.33%
(f)
1.94% 2.17% 1.18% 0.61% 0.11%
Supplemental Data
Net assets, end of period (000) ....................
$ 659,552 $ 369,187 $ 336,387 $ 305,669 $ 569,757 $ 605,469
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Premier
Six Months Ended
09/30/20
(unaudited)
Period from
07/26/19
(a)
to 03/31/20
Net asset value, beginning of period .........................................................................
$ 1.00 $ 1.00
Net investment income ..................................................................................
0.001 9 0.0117
Net realized gain ......................................................................................
0.0000
(b)
0.0000
(b)
Net increase from investment operations ........................................................................
0.00 19 0.0117
Distributions
(c)
From net investment income ..............................................................................
(0.0019) (0.0117)
From net realized gain ...................................................................................
— (0.0000)
(d)
Total distributions .......................................................................................
(0.0019) (0.0117)
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(e)
0.19% 1.18%
Based on net asset value ..................................................................................
0.19%
(f)
1.18%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.60%
(g)
0.70%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.20%
(g)
0.20%
(g)
Net investment income ...................................................................................
0.37%
(g)
1.75%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 37 $ 37
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Service
Six Months Ended
09/30/20
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0008 0.0165 0.0185 0.0092 0.0009 0.0008
Net realized gain ............................
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0001 0.0024 0.0001
Net increase from investment operations ..............
0.0008 0.0165 0.0185 0.0093 0.0033 0.0009
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0008) (0.0165) (0.0185) (0.0093) (0.0009) (0.0008)
From net realized gain .........................
— (0.0000)
(c)
(0.0000)
(c)
— (0.0024) (0.0001)
Total distributions .............................
(0.0008) (0.0165) (0.0185) (0.0093) (0.0033) (0.0009)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1. 00 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.08% 1.66% 1.87% — — —
Based on net asset value ........................
0.08%
(e)
1.66% 1.87% 0.93% 0.33% 0.09%
Ratios to Average Net Assets
Total expenses ...............................
0.77%
(f)
0.84% 0.83% 0.86% 0.89% 0.85%
Total expenses after fees waived and/or reimbursed ......
0.33%
(f)
0.50% 0.47% 0.50% 0.50% 0.27%
Net investment income .........................
0.11%
(f)
1.65% 1.87% 0.92% 0.09% 0.10%
Supplemental Data
Net assets, end of period (000) ....................
$ 36,815 $ 5,692 $ 6,152 $ 5,655 $ 6,191 $ 520,139
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2020
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Investor A
Six Months Ended
09/30/20
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1. 0 0 $ 1.0 0
Net investment income ........................
0.0008 0.0164 0.0178 0.0090 0.0025 0.0007
Net realized gain (loss) ........................
0.0000
(a)
0.0000
(a)
0.0000
(a)
(0.0002) 0.0003 0.0001
Net increase from investment operations ..............
0.0008 0.0164 0.0178 0.0088 0.0028 0.0008
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0008) (0.0164) (0.0178) (0.0088) (0.0025) (0.0007)
From net realized gain .........................
— (0.0000)
(c)
(0.0000)
(c)
— (0.0003) (0.0001)
Total distributions .............................
(0.0008) (0.0164) (0.0178) (0.0088) (0.0028) (0.0008)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.08% 1.66% 1.80% — — —
Based on net asset value ........................
0.08%
(e)
1.66% 1.80% 0.88% 0.28% 0.08%
Ratios to Average Net Assets
Total expenses ...............................
0.76%
(f)
0.81% 0.90% 0.91% 0.97% 0.90%
Total expenses after fees waived and/or reimbursed ......
0.41%
(f)
0.50% 0.54% 0.54% 0.55% 0.29%
Net investment income .........................
0.17%
(f)
1.45% 1.85% 0.90% 0.25% 0.08%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,227,099 $ 2,616,196 $ 484,301 $ 180,873 $ 122,896 $ 176,772
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Investor C
Six Months Ended
09/30/20
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0007 0.0086 0.0105 0.0017 0.0009 0.0010
Net realized gain ............................
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0001 0.0001 0.0001
Net increase from investment operations ..............
0.0007 0.0086 0.0105 0.0018 0.0010 0.0011
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0007) (0.0086) (0.0105) (0.0018) (0.0009) (0.0010)
From net realized gain .........................
— (0.0000)
(c)
(0.0000)
(c)
— (0.0001) (0.0001)
Total distributions .............................
(0.0007) (0.0086) (0.0105) (0.0018) (0.0010) (0.0011)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.07% 0.87% 1.05% — — —
Based on net asset value ........................
0.07%
(e)
0.87% 1.05% 0.18% 0.10% 0.10%
Ratios to Average Net Assets
Total expenses ...............................
1.52%
(f)
1.62% 1.64% 1.65% 1.62% 1.57%
Total expenses after fees waived and/or reimbursed ......
0.43%
(f)
1.28% 1.28% 1.24% 0.71% 0.26%
Net investment income .........................
0.16%
(f)
0.85% 1.07% 0.17% 0.09% 0.12%
Supplemental Data
Net assets, end of period (000) ....................
$ 23,568 $ 29,973 $ 15,174 $ 21,727 $ 26,434 $ 38,069
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Notes to Financial Statements
(unaudited)
2020
BlackRock Semi-Annual Report to Shareholders

ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust.  BlackRock Wealth Liquid Environmentally Aware Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the
NSCC Fund/SERV trading platform. Investor A Shares are sold without an initial sales charge. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Premier Shares commenced operations on July 26, 2019.
(b)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates (each, a “BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund. Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor C Shares of a non-money market BlackRock Fund.
(c)
Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.
The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
On February 11, 2020, the Board approved a change in the name of the Fund, effective as of May 11, 2020, to BlackRock Wealth Liquid Environmentally Aware Fund.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Service Shares ................................... No No None
Premier Shares
(a)
............................................ No No None
Investor A Shares ............................................ No No
(b)
None
Investor C Shares ........................................... No No
(b)
To Investor A Shares after
approximately 10 years
(c)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for the fund and its counterparties. Typically, the fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, the fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by the fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.450%
$1 Billion - $2 Billion ..................................................................................................... 0.400
$2 Billion - $3 Billion .................................................................................................... 0.375
Greater than $3 Billion ................................................................................................... 0.350

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and Distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended September 30, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended September 30, 2020, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2020, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations .
For the six months ended September 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended September 30, 2020 , affiliates received CDSCs as follows:
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Service ......................................................................................................... $ 18,007
Investor A ........................................................................................................ 3,307,537
Investor C ........................................................................................................ 118,840
$ 3,444,384
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 49,306
Premier ......................................................................................................... 4
Service ......................................................................................................... 1,440
Investor A ........................................................................................................ 264,580
Investor C ........................................................................................................ 2,376
$ 317,706
Institutional ............................................................................................................. $ 334
Investor A .............................................................................................................. 626
$ 960
Institutional ....................................................................................................... $ 36,997
Premier ......................................................................................................... 19
Service ......................................................................................................... 1,446
Investor A ........................................................................................................ 206,218
Investor C ........................................................................................................ 2,568
$ 247,248
Investor A $ 54,553
Investor C 2,049

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limit ation”). The expense limitation s as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through July 31, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2020, the Manager waived and/or reimbursed $4,392,974 which is included in fees waived and/or reimbursed by the
Manager in the Statement of Operations.
These amounts waived and/or reimbursed are included in administration fees waived — class specific, service and distribution fees waived and/or reimbursed— class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended September 30, 2020, class specific expense waivers and/or reimbursements are as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as Administration fees waived — class specific, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees waived and/or reimbursed
— class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended September 30, 2020, there were $69,349 waived and/or reimbursed by the Manager or BRIL under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
Institutional .......................................................................................................... 0.20%
Premier ............................................................................................................ 0.20
Service ............................................................................................................ 0.50
Investor A ........................................................................................................... 0.55
Investor C ........................................................................................................... 1.30
Administration Fees
Waived
Institutional ....................................................................................................... $ 49,306
Premier ......................................................................................................... 4
Service ......................................................................................................... 2 1 7
$ 4 9, 5 2 7
Service and Distribution
Fees Waived and/or
Reimbursed
Service ....................................................................................................... $ 10, 8 91
Investor A ...................................................................................................... 879 , 310
Investor C ...................................................................................................... 93 ,9 7 5
$ 984 , 17 6
Transfer Agent Fees
Waived and/or Reimbursed
Institutional ..................................................................................................... $ 36,924
Premier ....................................................................................................... 19
$ 36 ,9 4 3

Notes to Financial Statements
(unaudited) (continued)
2020
BlackRock Semi-Annual Report to Shareholders

 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021,
and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.
d
Six Months Ended
09/30/20
Year Ended
03/31/20
Institutional
Shares sold 808,822,669 1,000,234,370
Shares issued in reinvestment of distributions ........................................................ 372,618 4,918,418
Shares redeemed
(518,878,986) (972,353,075)
        Net increase
290,316,301 32,799,713
Period from
07/26/19
(a)
to 03/31/20
Premier
Shares sold — 36,500
Shares issued in reinvestment of distributions ........................................................ — 244
        Net increase
— 36,744

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
Commencement of Operations.
As of September 30, 2020, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,744 Premier Shares of the Fund.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
09/30/20
Year Ended
03/31/20
Service
Shares sold 37,154,701 5,189,284
Shares issued in reinvestment of distributions ........................................................ 7,914 65,882
Shares redeemed
(6,042,594) (5,714,672)
        Net increase (decrease)
31,120,021 (459,506)
Investor A
Shares sold and automatic conversion of shares 1,116,298,695 3,751,987,196
Shares issued in reinvestment of distributions ........................................................ 2,230,656 15,706,210
Shares redeemed
(1,507,790,468) (1,635,799,370)
        Net increase (decrease)
(389,261,117) 2,131,894,036
Investor C
Shares sold 15,396,536 41,263,967
Shares issued in reinvestment of distributions ........................................................ 18,427 110,085
Shares redeemed and automatic conversion of shares
(21,822,090) (26,575,466)
        Net increase (decrease)
(6,407,127) 14,798,586
Total Net Increase (Decrease)
(74,231,922) 2,179,069,573

Disclosure of Investment Advisory Agreement
2020
BlackRock Semi-Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2020 (the “April Meeting”)
and May 11-13, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock
Wealth Liquid Environmentally Aware Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.
Activities and Composition of the Board
On the date of the May Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit
Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board
Member).
The Agreement
Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further in the section titled “Board Considerations in Approving the Agreement.” Among the
matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund;
(d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreement
The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance
Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Fund and BlackRock : The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the
Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The
Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods. The Board noted that effective
May 11, 2020, the Fund had undergone a change in its investment objective and investment strategy, and in that connection had changed its name from BlackRock Money
Market Portfolio to BlackRock Wealth Liquid Environmentally Aware Fund.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund

Disclosure of Investment Advisory Agreement
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The
Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
General Information
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2020
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report

Glossary of Terms Used in This Report
Curr ency
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
MM-9/20-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              brfunds302.doc
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
brfunds906.doc

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski____________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski__________________
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 3, 2020

By:     /s/ Neal J. Andrews_____________________
          Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: December 3, 2020